SHORT-TERM BORROWING	6 Months Ended
Jun. 30, 2023
SHORT-TERM BORROWING
SHORT-TERM BORROWING

8. SHORT-TERM BORROWINGS

The following table sets forth the loan agreements of short-term borrowings from banks:

			Amount	Annual	Repayment
Date	Borrower	Lender	($)	Interest Rate	Due Date
October 11, 2022	Ambow Education Inc.	Cathy Bank	1,500	4.46%	October 11, 2023
November 14, 2022	Ambow Education Inc.	EAST WEST BANK	1,500	2.50%	November 14, 2023
January 6, 2023	Ambow Education Inc.	EAST WEST BANK	2,439	2.50%	January 6, 2024

In 2022 and January 2023, the Group pledged its restricted cash amount of $ 5,439 to obtain a line of credit of $ 5,439 from Cathy Bank and EAST WEST BANK, respectively. Refer to Note 4-Cash, Cash Equivalents and Restricted Cash.

On October 11, 2022, the Group received a loan from Cathy Bank in the amount of $ 1,500 with a maturity date of October 11, 2023, and bearing interest at 4.46% per annum. On November 14, 2022, the Group received a loan from EAST WEST BANK in the amount of $ 1,500 with a maturity date of November 14, 2023, and bearing interest at 2.50% per annum, and the loan has been fully repaid before the issuance of the condensed consolidated financial statements. On January 6, 2023, the Group received a loan from EAST WEST BANK in the amount of $ 2,439 with a maturity date of January 6, 2024, and bearing interest at 2.50% per annum. The pledge shall be terminated once all borrowings are repaid, and pledge cancellation registration procedures are completed.